SUMMARY PROSPECTUS

Lord Abbett Large Cap Value Fund

FEBRUARY 27, 2010

CLASS/TICKER
CLASS A	LALAX	CLASS F	LCVFX	CLASS R2	N/A
CLASS B	LLCBX	CLASS I	LLCYX	CLASS R3	N/A
CLASS C	LLCCX	CLASS P	LALPX

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated February 27, 2010, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” in the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.27%	1.92%	1.92%	1.02%*	0.92%	1.37%*	1.52%	1.42%

* This amount has been restated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$697	$955	$1,232	$2,021	$697	$955	$1,232	$2,021
Class B Shares	$595	$903	$1,137	$2,075	$195	$603	$1,037	$2,075
Class C Shares	$195	$603	$1,037	$2,243	$195	$603	$1,037	$2,243
Class F Shares	$104	$325	$563	$1,248	$104	$325	$563	$1,248
Class I Shares	$94	$293	$509	$1,131	$94	$293	$509	$1,131
Class P Shares	$139	$434	$750	$1,646	$139	$434	$750	$1,646
Class R2 Shares	$155	$480	$829	$1,813	$155	$480	$829	$1,813
Class R3 Shares	$145	$449	$776	$1,702	$145	$449	$776	$1,702

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio

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turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund is generally designed for tax-exempt or tax-deferred investors (such as retirement and benefit plans or individual retirement accounts) because tax consequences and the likelihood of dividend income are not important considerations in selecting securities for the Fund.

The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Fund also may invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•

Large company securities of a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. The market capitalization range of the Russell 1000® Index as of June 30, 2009, following its most recent annual reconstitution, was approximately $617 million to $341.1 billion. This range varies daily.

•

Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•

Multinational and foreign company securities that are traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company.

•	Derivatives, such as options or futures, which the Fund may use to protect gains in the Fund’s portfolio, hedge against certain risks, or efficiently gain investment exposure.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows

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signs of deteriorating fundamentals, or has reached its valuation target. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: If the strategies used by the Fund’s portfolio manager and the portfolio manager’s security selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategy, even in a rising market.

•

Multinational and Foreign Company Risk: The Fund’s investments in multinational companies, foreign companies and ADRs generally are subject the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards.

•

Derivatives Risk: The Fund’s use of derivatives is subject to the risk that the underlying security or index (on which the derivative instrument is based) moves in the opposite direction from what the portfolio manager had anticipated or becomes illiquid. Swaps, futures and option contracts also are subject to the risk that the counterparty may fail to perform its obligations.

•

Frequent Trading Risk: The Fund may engage in active and frequent trading of its portfolio securities to achieve its principal investment strategy and can be expected to have a portfolio turnover rate substantially in excess of 100%,

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which may increase transaction costs, may increase taxable capital gains and may adversely impact performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 and R3 shares because the Fund has not issued Class R2 and R3 shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +18.36%	Worst Quarter 4th Q ’08 -21.08%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, and P shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the

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performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A Shares				6/30/2003
Before Taxes	12.64%	-2.26%	2.33%
After Taxes on Distributions	12.54%	-3.02%	1.63%
After Taxes on Distributions and Sale of Fund Shares	8.36%	-1.81%	2.06%
Class B Shares	14.80%	-1.90%	2.56%	6/30/2003
Class C Shares	19.04%	-1.71%	2.60%	6/30/2003
Class F Shares	19.80%	–	-13.21%	9/28/2007
Class I Shares	20.00%	-0.76%	3.62%	6/30/2003
Class P Shares	19.50%	-1.18%	3.17%	6/30/2003
Index
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	4.61% -13.97%	6/30/2003 9/28/2007
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	21.18%	-0.81%	4.16% -14.78%	6/30/2003 9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

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Portfolio Manager/Title	Member of the Portfolio Management Team Since
Daniel H. Frascarelli, Partner and Director	2009

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial /Additional Investments(1)
Class	A, B(2), and C	F and P(3)	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Effective March 31, 2010, Class B shares no longer will be available for purchase by new or existing investors. As of that date, Class B shares will be issued only in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Class P shares are closed to substantially all new investors.

(4)  Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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SEC File Number: 811-07538

00071585	LALCV-7SUM (02/10)